Related party transactions (Details) - Trusts and other entities controlled by descendants of Malcolm Glazer	Dec. 31, 2020 item
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer	6
Voting power on outstanding capital stock (as a percent)	97.19%
Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	7.75%
Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	100.00%